DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Notional amount of derivative positions
The aggregate notional amount of our company’s derivative positions at December 31, 2020 and 2019 were as follows:

		As of December 31,
US$ MILLIONS	Note	2020	2019
Interest rate swaps and other	(a)	$447	$434
		$447	$434

Disclosure of change in fair values of derivative positions
The following table presents the change in fair values of our company’s derivative positions during the years ended December 31, 2020 and 2019:

US$ MILLIONS	Unrealized Gains on Derivative Financial Assets	Unrealized Losses on Derivative Financial Liabilities	Net Change During 2020	Net Change During 2019
Interest rate swaps and other	$9	$—	$9	$10
	$9	$—	$9	$10

Disclosure of information about terms and conditions of hedging instruments
The following table presents the notional amounts underlying our company’s derivative instruments by term to maturity as at December 31, 2020 and the comparative notional amounts at December 31, 2019, for both derivatives that are classified as fair value through profit or loss and derivatives that qualify for hedge accounting:

	2020				2019
US$ MILLIONS	< 1 year	1 to 5 years	> 5 years	Total Notional Amount	Total Notional Amount
Fair value through profit or loss
Inflation rate swaps and other	$—	$172	$—	$172	$167
	$—	$172	$—	$172	$167
Elected for hedge accounting
Interest rate swaps and other	$—	$275	$—	$275	$267
	$—	$275	$—	$275	$267

Disclosure of derivatives elected for hedge accounting	Changes in the fair value of the effective portion of the hedges are recorded in either other comprehensive income or net income, depending on the hedge classification, whereas changes in the fair value of the ineffective portion of the hedge are recorded in net income:

	2020			2019
AS AT AND FOR THE YEARS ENDED (US$ MILLIONS)	Notional	Effective Portion	Ineffective Portion	Notional	Effective Portion	Ineffective Portion
Cash flow hedges	$275	$5	$—	$267	$5	$—